TAXES RECOVERABLE	9 Months Ended
Sep. 30, 2023
TAXES RECOVERABLE
Taxes recoverable

5. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	September 30, 2023	December 31, 2022
VAT recoverable	$2,483	$1,385
GST recoverable	41	25
Income taxes recoverable	3,288	2,327
	$5,812	$3,737